Goodwill and Other Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, definite-lived
Intangible assets and the related accumulated amortization for each class of intangible assets as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31, 2021

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Life
Definite-lived, intangible assets
Technology – features/content	$69,063	$(24,950)	$44,113	9.2
Trade name	6,392	(3,932)	2,460	5.5
Customer relationships	77,849	(27,468)	50,381	9.9
Internal use software	121,218	(72,380)	48,838	2.4

Total definite-lived, intangible assets	$274,522	$(128,730)	$145,792

Intangible assets not subject to amortization
Internal use software projects in process	$4,264	$—	$4,264
Indefinite-lived, trade names	5,030	—	5,030

Total intangible assets not subject to amortization	$9,294	$—	$9,294

Total intangible assets	$283,816	$(128,730)	$155,086

	December 31, 2020

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Life
Definite-lived, intangible assets
Technology – features/content	$38,803	$(20,721)	$18,082	7.7
Trade name	3,792	(3,739)	53	4.4
Customer relationships	47,160	(22,340)	24,820	7.5
Internal use software	81,492	(52,299)	29,193	2.3

Total definite-lived, intangible assets	$171,247	$(99,099)	$72,148

Intangible assets not subject to amortization
Internal use software projects in process	$1,069	$—	$1,069
Indefinite-lived, trade names	5,030	—	5,030

Total intangible assets not subject to amortization	$6,099	$—	$6,099

Total intangible assets	$177,346	$(99,099)	$78,247

Schedule of carrying amount of goodwill
The following tables set forth the changes in the carrying amount of the Company’s goodwill during the years ended December 31, 2021 and 2020 (in thousands):

December 31, 2019	$62,939
Additions	12,080
Foreign currency translation adjustment	717

December 31, 2020	75,736
Additions	117,320
Foreign currency translation adjustment	(614)

December 31, 2021	$192,442

Schedule of estimated future amortization expense for intangible assets
The following is a schedule of estimated future amortization expense for intangible assets as of December 31, 2021 (in thousands):

Year ending December 31:
2022	$34,699
2023	30,094
2024	20,580
2025	11,720
2026	11,367
Thereafter	37,332

Total	$145,792